Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
Assumptions used for valuation

Stock price	$0.0025
Exercise price	$0.005
Expected term	2.5 - 5 years
Volatility	311.87%-401.47%
Dividend Yield	0%
Risk-free rate	3.73% - 3.82%
Common stock option fair value	$2,567,176

Schedule of stock option activity

	Options	Weighted-Average Exercise Price Per Share

Outstanding, December 31, 2024	398,284,669	$0.09
Granted	1,028,772,533	0.005
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, June 30, 2025	1,427,057,202	$0.011

Schedule of stock warrant activity

	Warrants	Weighted-Average Exercise Price Per Share

Outstanding, December 31, 2024	9,530,000	$0.50
Granted	–	–
Exercised	–	–
Forfeited	–	–
Expired	–	–
Outstanding, June 30, 2025	9,530,000	$0.50